Restructuring Charges (Schedule of Components and Related Amounts of the Restructuring Charges, before Related Tax Effect) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Restructuring charges	¥ 56,953	¥ 54,872	¥ 53,400
Domestic [Member] | Early Retirement Programs [Member]
Restructuring charges	14,312	33,070	26,452
Overseas [Member] | Early Retirement Programs [Member]
Restructuring charges	3,359	5,884	11,899
Early Retirement Programs [Member]
Restructuring charges	17,671	38,954	38,351
Expenses Associated with the Closure and Integration of Location [Member]
Restructuring charges	¥ 39,282	¥ 15,918	¥ 15,049